Consolidated Statements of Changes in Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss)/Income	Non-controlling Interest
Beginning Balance at Dec. 31, 2011	$ 6,121,148	$ 3,633	$ 8,318	$ 28,698,619	$ (24,631,818)	$ 954,490	$ 1,087,906
Beginning Balance, Shares at Dec. 31, 2011		7,264,503	83,109,978
Early redemption of preferred stock	(1,575,000)	(788)		(1,574,212)
Early redemption of preferred stock, Shares		(1,575,000)
Foreign currency translation adjustment	23,623					7,667	15,956
Dividend on preferred stock	(284,475)				(284,475)
Net loss	(4,141,618)				(4,120,829)		(20,789)
Balance at Dec. 31, 2012	143,678	2,845	8,318	27,124,407	(29,037,122)	962,157	1,083,073
Balance, Shares at Dec. 31, 2012		5,689,503	83,109,978
Early redemption of preferred stock	(1,000,000)	(500)		(999,500)
Early redemption of preferred stock, Shares		(1,000,000)
Foreign currency translation adjustment	108,448					97,921	10,527
Dividend on preferred stock	(85,234)				(85,234)
Net loss	(528,468)				(514,431)		(14,037)
Balance at Dec. 31, 2013	(1,361,576)	2,345	8,318	26,124,907	(29,636,787)	1,060,078	1,079,563
Balance, Shares at Dec. 31, 2013		4,689,503	83,109,978
Foreign currency translation adjustment	(119,072)					(119,072)
Cancellation of put option shares			(30,000)
Reversal of cancellation of shares			78,800
Dividend on preferred stock	(234,475)				(234,475)
Net loss	(284,673)				(284,673)
Balance at Dec. 31, 2014	$ (1,999,796)	$ 2,345	$ 8,318	$ 26,124,907	$ (30,155,935)	$ 941,006	$ 1,079,563
Balance, Shares at Dec. 31, 2014		4,689,503	83,158,778